3. Significant Accounting Policies: Adoption of New or Amended Accounting Standards (Policies)	12 Months Ended
Jul. 31, 2019
Policies
Adoption of New or Amended Accounting Standards

(j)     Adoption of New or Amended Accounting Standards

IFRS 9 Financial Instruments: Classification and Measurement - The Company adopted all of the requirements of IFRS 9 for the annual period beginning on August 1, 2019. IFRS 9 replaces IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 utilizes a revised model for recognition and measurement of financial instruments and a single, forward-looking “expected loss” impairment model.  Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward in IFRS 9, so the Company’s accounting policy with respect to financial liabilities is unchanged.  As a result of the adoption of IFRS 9, management has changed its accounting policy for financial assets retrospectively, for assets that continued to be recognized at the date of initial application. The change did not impact the carrying value of any financial assets or financial liabilities on the transition date.

The following table shows the original classification under IAS 39 and the new classification under IFRS 9:

Financial assets/liabilities	Original classification IAS 39	New classification IFRS 9
Financial assets:
Cash and cash equivalents	FVTPL	FVTPL

Financial liabilities:
Accounts payable	Amortized cost	Amortized cost
Due to related parties	Amortized cost	Amortized cost
Loans payable	Amortized cost	Amortized cost

IFRS 15 Revenue from Contracts with Customers – IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It has replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. The new standard establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The Company has adopted the amendments to IFRS 15 in its financial statements for the annual period beginning on August 1, 2019 with no resulting adjustments.

IFRS 2 Share-based Payment - In November 2016, the IASB has revised IFRS 2 to incorporate amendments issued by the IASB in June 2016.  The amendment provide guidance on the accounting for i) the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; ii) share-based payment transactions with a net settlement feature for withholding tax obligations and iii) a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled.  The amendments are effective for annual periods beginning on or after January 1, 2018.  Earlier application is permitted.

The Company has adopted the amendments to IFRS 2 in its financial statements for the annual period beginning on August 1, 2019 with no resulting adjustments.